Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Schedule II Valuation and Qualifying Accounts
Schedule II
Valuation and Qualifying Accounts

	Balance at Beginning of Year	Additions and Charges to Expenses	Write-offs and Deductions	Total
	(in thousands)
Allowance for doubtful accounts receivable:
Year ended December 31, 2011	$135	$673	$—	$808
Year ended December 31, 2010	$135	$10	$(10)	$135
Year ended December 31, 2009	$131	$4	$—	$135
Deferred tax valuation allowance:
Year ended December 31, 2011	$7,220	$6,162	$—	$13,382
Year ended December 31, 2010	$2,466	$4,754	$—	$7,220
Year ended December 31, 2009	$1,522	$944	$—	$2,466